INVENTORY (Details) - Schedule of Inventory, Current - USD ($)	Feb. 28, 2022	May 31, 2021	May 31, 2020
Schedule of Inventory, Current [Abstract]
Raw materials	$ 427,198	$ 344,085	$ 134,697
Finished goods	1,915,410	883,967	440,545
Total	$ 2,342,608	$ 1,228,052	$ 575,242